Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

In August 2022, the SEC released the final version of its pay versus performance disclosure rules as mandated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, and other official guidance issued thereunder, and which became effective starting with fiscal year ending December 31, 2022. The final rules were codified under Item 402(v) of Regulation S-K (along with other official guidance issued, “PvP disclosure rules”) and require the Company to provide the following tabular and narrative disclosures.
Pay Versus Performance
The below table sets forth the following information determined pursuant to the PvP disclosure rules for the previous three fiscal years (i) the total and average total compensation set forth in the Summary Compensation Table (“SCT”) for the Chief Executive Officer and the named executive officers as a group (excluding the Chief Executive Officer), respectively, (ii) the total and average total “compensation actually paid” (as determined in accordance with the PvP disclosure rules) for the Chief Executive Officer and the named executive officers as a group (excluding the Chief Executive Officer), respectively, (iii) the Company’s cumulative Total Shareholder Return (“Cumulative TSR”) and the cumulative TSR (“Peer Group Cumulative TSR”) of our Item 402(v) peer group (“PvP Peer Group”) and (iv) Net Income and Revenue After Engagement Marketing.[1]
					Value of Initial Fixed $100 Investment Based on(4):
Year(a)(1)	SCT Total for PEO(b)	Compensation Actually Paid to PEO(c)(2)	Average SCT Total for Non- PEO Named Executive Officers(d)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(e)(2)	Total Shareholder Return(f)	Peer Group Total Shareholder Return(g)(5)	Net Loss (thousands) (h)	Revenue After Engagement Marketing (millions) (i)(6)
2022	$26,423,093	$(68,061,530)	$5,142,309	$(5,408,957)	$2.24	$82.00	$(438,875)	$152.3

2021	$75,339,231	$(152,876,793)	$10,400,790	$(19,094,910)	$32.73	$122.56	$(187,925)	$190.8

2020	$103,587,106	$346,695,783	$23,033,981	$61,397,915	$87.99	$100.97	$(149,079)	$126.9

(1)	Mr. Paradise served as Principal Executive Officer (“PEO”) for all three years. The following individuals served as the Non-PEO NEOs for the covered years:
a.	For 2022, Messrs. Chafkin, Roswig, Lee and Bhardwaj and Ms. Edelman.
b.	For 2021, Messrs. Bhardwaj, Chafkin, Lee, and Scott Henry, and Mses. Doris Fritz-Bianchi and Miriam Aquirre.
c.	For 2020, Messrs. Chafkin and Henry.
(2)
Represents Compensation Actually Paid (“CAP”) for our PEO and average CAP for our Non-PEO NEOs as a group, as computed in accordance with the PvP disclosure rules (determined as set forth below). The dollar amounts do not reflect the amounts of compensation ultimately earned or realized by our NEOs during the covered years.

(3)	Amounts reflected in this column represents the average “Total Compensation” from the SCT and CAP for our Non-PEO NEOs as a group for the covered years.
(4)
These columns reflect the Company’s Cumulative TSR and our Peer Group Cumulative TSR for each measurement period from December 17, 2020 (our first trading day) through December 31, 2022. We have assumed that dividends have been reinvested. The resulting amounts assume that $100 was invested on December 17, 2020, in each of our Class A Common Stock and the stocks of our PvP Peer Group.

(5)	Our PvP Peer Group is the Nasdaq Composite Index, which is the same peer group used by us for purposes of Item 201(e)(1)(ii) of Regulation S-K in our Annual Report on Form 10-K.
(6)
Revenue After Engagement Marketing is a non-GAAP financial performance metric determined by taking consolidated revenue and adjusting for engagement marketing expenses included in sales and marketing expenses. Accordingly, stockholders should not rely on this metric as an indicator of financial performance.

1	Revenue After Engagement Marketing is a non-GAAP financial performance metric. Accordingly, stockholders should not rely on this metric as an indicator of financial performance.
CAP is determined by taking the “Total Compensation” column amount from the SCT for each covered fiscal year and adjusting as follows for our PEO and Non-PEO NEOs, respectively:
Adjustments to Determine CAP for PEO
Covered Fiscal Year	2022	2021	2020
SCT Total for PEO	$26,423,093	$75,339,231	$103,587,106

Pension Adjustments
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	$—	$—	$—
Add pension value attributable to covered fiscal year’s “service cost”	$—	$—	$—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	$—	$—	$—
Equity Adjustments(i)
Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	$(25,875,000)	$(70,776,870)	$(98,986,052)
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$14,680,688	$30,852,000	$291,027,819
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	$—	$—	$—
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$(35,950,016)	$(170,748,816)	$38,126,992
Add/Subtract the change in fair value from the prior year-end to the vesting date for equity awards granted in prior fiscal years that vested during covered fiscal year	$(16,488,295)	$(17,542,338)	$12,939,918
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during covered fiscal year	$(30,852,000)	$—	$—
Add incremental fair value (as of modification date) of equity awards modified during covered fiscal year	$—	$—	$—
Add dividends or other earnings paid on equity awards during covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—
TOTAL ADJUSTMENTS	$(94,484,623)	$(228,216,024)	$243,108,677
CAP	$(68,061,530)	$(152,876,793)	$346,695,783
Adjustments to Determine Average CAP for Non-PEO Named Executive Officers as a Group
Covered Fiscal Year	2022	2021	2020
Average SCT Total for Non-PEO Named Executive Officers	$5,142,309	$10,400,790	$23,033,981

Pension Adjustments
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	$—	$—	$—
Add pension value attributable to covered fiscal year’s “service cost”	$—	$—	$—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	$—	$—	$—
Equity Adjustments(i)
Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	$(4,583,100)	$(9,680,536)	$(22,429,603)
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$1,212,551	$4,604,258	$53,866,189
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	$138,192	$—	—
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$(1,713,869)	$(5,649,706)	$5,317,787
Add/Subtract the change in fair value from the prior year-end to the vesting date for equity awards granted in prior fiscal years that vested during covered fiscal year	$(1,163,553)	$(2,218,885)	$1,609,561
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during covered fiscal year	$(4,441,487)	$(16,550,831)	$—
Add incremental fair value (as of modification date) of equity awards modified during covered fiscal year	$—	$—	$—
Add dividends or other earnings paid on equity awards during covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—
TOTAL ADJUSTMENTS	$(10,551,266)	$(29,495,700)	$38,363,934
CAP	$(5,408,957)	$(19,094,910)	$61,397,915
(i)
The fair value or incremental fair value of all incentive equity awards is determined in accordance with ASC 718, “Compensation – Stock Compensation,” generally using the same assumptions used in determining the grant date fair value of our equity awards reflected in the Summary Compensation Table. Notwithstanding the foregoing, in order to properly value the option awards and market-based awards, we made appropriate adjustments to the grant date assumptions in our Black-Scholes and Monte Carlo valuation models, respectively. For our Black-Scholes model, we adjusted the assumptions to reflect changes in the stock price historical and implied volatility, expected life (including remaining vesting periods, remaining expiration periods and option gain levels), dividend yield and risk-free interest rates as of each measurement date. For our Monte Carlo model, we adjusted the assumptions to reflect changes in the stock price, historical and implied volatility, and risk free interest rates as of the relevant measurement date. The value of outstanding performance-based awards in the covered fiscal year is based upon the probable outcome of the performance conditions as of the last day of the fiscal year.

Company Selected Measure Name	Revenue After Engagement Marketing
Named Executive Officers, Footnote [Text Block]
(1)	Mr. Paradise served as Principal Executive Officer (“PEO”) for all three years. The following individuals served as the Non-PEO NEOs for the covered years:
a.	For 2022, Messrs. Chafkin, Roswig, Lee and Bhardwaj and Ms. Edelman.
b.	For 2021, Messrs. Bhardwaj, Chafkin, Lee, and Scott Henry, and Mses. Doris Fritz-Bianchi and Miriam Aquirre.
c.	For 2020, Messrs. Chafkin and Henry.

Peer Group Issuers, Footnote [Text Block]
(4)
These columns reflect the Company’s Cumulative TSR and our Peer Group Cumulative TSR for each measurement period from December 17, 2020 (our first trading day) through December 31, 2022. We have assumed that dividends have been reinvested. The resulting amounts assume that $100 was invested on December 17, 2020, in each of our Class A Common Stock and the stocks of our PvP Peer Group.

(5)	Our PvP Peer Group is the Nasdaq Composite Index, which is the same peer group used by us for purposes of Item 201(e)(1)(ii) of Regulation S-K in our Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 26,423,093	$ 75,339,231	$ 103,587,106
PEO Actually Paid Compensation Amount	$ (68,061,530)	(152,876,793)	346,695,783
Adjustment To PEO Compensation, Footnote [Text Block]
CAP is determined by taking the “Total Compensation” column amount from the SCT for each covered fiscal year and adjusting as follows for our PEO and Non-PEO NEOs, respectively:
Adjustments to Determine CAP for PEO
Covered Fiscal Year	2022	2021	2020
SCT Total for PEO	$26,423,093	$75,339,231	$103,587,106

Pension Adjustments
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	$—	$—	$—
Add pension value attributable to covered fiscal year’s “service cost”	$—	$—	$—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	$—	$—	$—
Equity Adjustments(i)
Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	$(25,875,000)	$(70,776,870)	$(98,986,052)
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$14,680,688	$30,852,000	$291,027,819
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	$—	$—	$—
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$(35,950,016)	$(170,748,816)	$38,126,992
Add/Subtract the change in fair value from the prior year-end to the vesting date for equity awards granted in prior fiscal years that vested during covered fiscal year	$(16,488,295)	$(17,542,338)	$12,939,918
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during covered fiscal year	$(30,852,000)	$—	$—
Add incremental fair value (as of modification date) of equity awards modified during covered fiscal year	$—	$—	$—
Add dividends or other earnings paid on equity awards during covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—
TOTAL ADJUSTMENTS	$(94,484,623)	$(228,216,024)	$243,108,677
CAP	$(68,061,530)	$(152,876,793)	$346,695,783
(i)
The fair value or incremental fair value of all incentive equity awards is determined in accordance with ASC 718, “Compensation – Stock Compensation,” generally using the same assumptions used in determining the grant date fair value of our equity awards reflected in the Summary Compensation Table. Notwithstanding the foregoing, in order to properly value the option awards and market-based awards, we made appropriate adjustments to the grant date assumptions in our Black-Scholes and Monte Carlo valuation models, respectively. For our Black-Scholes model, we adjusted the assumptions to reflect changes in the stock price historical and implied volatility, expected life (including remaining vesting periods, remaining expiration periods and option gain levels), dividend yield and risk-free interest rates as of each measurement date. For our Monte Carlo model, we adjusted the assumptions to reflect changes in the stock price, historical and implied volatility, and risk free interest rates as of the relevant measurement date. The value of outstanding performance-based awards in the covered fiscal year is based upon the probable outcome of the performance conditions as of the last day of the fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 5,142,309	10,400,790	23,033,981
Non-PEO NEO Average Compensation Actually Paid Amount	$ (5,408,957)	(19,094,910)	61,397,915
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
CAP is determined by taking the “Total Compensation” column amount from the SCT for each covered fiscal year and adjusting as follows for our PEO and Non-PEO NEOs, respectively:
Adjustments to Determine Average CAP for Non-PEO Named Executive Officers as a Group
Covered Fiscal Year	2022	2021	2020
Average SCT Total for Non-PEO Named Executive Officers	$5,142,309	$10,400,790	$23,033,981

Pension Adjustments
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	$—	$—	$—
Add pension value attributable to covered fiscal year’s “service cost”	$—	$—	$—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	$—	$—	$—
Equity Adjustments(i)
Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	$(4,583,100)	$(9,680,536)	$(22,429,603)
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$1,212,551	$4,604,258	$53,866,189
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	$138,192	$—	—
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$(1,713,869)	$(5,649,706)	$5,317,787
Add/Subtract the change in fair value from the prior year-end to the vesting date for equity awards granted in prior fiscal years that vested during covered fiscal year	$(1,163,553)	$(2,218,885)	$1,609,561
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during covered fiscal year	$(4,441,487)	$(16,550,831)	$—
Add incremental fair value (as of modification date) of equity awards modified during covered fiscal year	$—	$—	$—
Add dividends or other earnings paid on equity awards during covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—
TOTAL ADJUSTMENTS	$(10,551,266)	$(29,495,700)	$38,363,934
CAP	$(5,408,957)	$(19,094,910)	$61,397,915
(i)
The fair value or incremental fair value of all incentive equity awards is determined in accordance with ASC 718, “Compensation – Stock Compensation,” generally using the same assumptions used in determining the grant date fair value of our equity awards reflected in the Summary Compensation Table. Notwithstanding the foregoing, in order to properly value the option awards and market-based awards, we made appropriate adjustments to the grant date assumptions in our Black-Scholes and Monte Carlo valuation models, respectively. For our Black-Scholes model, we adjusted the assumptions to reflect changes in the stock price historical and implied volatility, expected life (including remaining vesting periods, remaining expiration periods and option gain levels), dividend yield and risk-free interest rates as of each measurement date. For our Monte Carlo model, we adjusted the assumptions to reflect changes in the stock price, historical and implied volatility, and risk free interest rates as of the relevant measurement date. The value of outstanding performance-based awards in the covered fiscal year is based upon the probable outcome of the performance conditions as of the last day of the fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Narrative to the Pay versus Performance Table
As noted above, we are required to provide the above tabular and below narrative disclosures in order to comply with Item 402(v) of Regulation S-K. To view the data that our Compensation Committee finds most valuable in designing and administering our executive compensation program, see our disclosures under the “Compensation Discussion and Analysis” section of this proxy statement, which describe in detail how our current pay practices reflect our pay philosophy.
The following provides a description of the relationship between the CAP for our PEO and the average CAP of our Non-PEO named executive officers and the performance measures disclosed in the above table.
Relationship between CAP, the Company’s Cumulative TSR, and its Peer Group’s Cumulative TSR for FY 2020-2022
The following graphic depicts the relationship of the CAP received by our PEO and other NEOs in 2020, 2021 and 2022 to the Company’s Cumulative TSR. It also compares the Company’s Cumulative TSR with its Peer Group’s Cumulative TSR.

Compensation Actually Paid vs. Net Income [Text Block]
Narrative to the Pay versus Performance Table
As noted above, we are required to provide the above tabular and below narrative disclosures in order to comply with Item 402(v) of Regulation S-K. To view the data that our Compensation Committee finds most valuable in designing and administering our executive compensation program, see our disclosures under the “Compensation Discussion and Analysis” section of this proxy statement, which describe in detail how our current pay practices reflect our pay philosophy.
The following provides a description of the relationship between the CAP for our PEO and the average CAP of our Non-PEO named executive officers and the performance measures disclosed in the above table.
Relationship between CAP and Company Net Loss over FY 2020-2022
The following graphic depicts the relationship of the CAP received by our PEO and other NEOs in 2020, 2021 and 2022 to the Company’s Net Loss.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Narrative to the Pay versus Performance Table
As noted above, we are required to provide the above tabular and below narrative disclosures in order to comply with Item 402(v) of Regulation S-K. To view the data that our Compensation Committee finds most valuable in designing and administering our executive compensation program, see our disclosures under the “Compensation Discussion and Analysis” section of this proxy statement, which describe in detail how our current pay practices reflect our pay philosophy.
The following provides a description of the relationship between the CAP for our PEO and the average CAP of our Non-PEO named executive officers and the performance measures disclosed in the above table.
Relationship between CAP and Company Revenue After Engagement Marketing over FY 2020-2022
The following graphic depicts the relationship of the CAP received by our PEO and other NEOs in 2020, 2021 and 2022 to the Company’s Revenue After Engagement Marketing.(1)

(1)
Revenue After Engagement Marketing is a non-GAAP financial performance metric determined by taking consolidated revenue and adjusting for engagement marketing expenses included in sales and marketing expenses. Accordingly, stockholders should not rely on this metric as an indicator of financial performance.

Total Shareholder Return Vs Peer Group [Text Block]
Narrative to the Pay versus Performance Table
As noted above, we are required to provide the above tabular and below narrative disclosures in order to comply with Item 402(v) of Regulation S-K. To view the data that our Compensation Committee finds most valuable in designing and administering our executive compensation program, see our disclosures under the “Compensation Discussion and Analysis” section of this proxy statement, which describe in detail how our current pay practices reflect our pay philosophy.
The following provides a description of the relationship between the CAP for our PEO and the average CAP of our Non-PEO named executive officers and the performance measures disclosed in the above table.
Relationship between CAP, the Company’s Cumulative TSR, and its Peer Group’s Cumulative TSR for FY 2020-2022
The following graphic depicts the relationship of the CAP received by our PEO and other NEOs in 2020, 2021 and 2022 to the Company’s Cumulative TSR. It also compares the Company’s Cumulative TSR with its Peer Group’s Cumulative TSR.

Tabular List [Table Text Block]
Required Tabular Disclosure of Most Important Measures to Determine FY2022 CAP
The three measures listed below represent the most important metrics we used to determine CAP for FY2022 as further described in our Compensation Discussion and Analysis.
Most Important Performance Measures
Revenue After Engagement Marketing(1)(2)
Adjusted EBITDA(1)
Revenue
(1)	Revenue After Engagement Marketing and Adjusted EBITDA are non-GAAP financial performance metrics.
(2)
Revenue After Engagement Marketing is determined by taking consolidated revenue and adjusting for engagement marketing expenses included in sales and marketing expenses. Accordingly, stockholders should not rely on this metric as an indicator of financial performance.

Total Shareholder Return Amount	$ 2.24	32.73	87.99
Peer Group Total Shareholder Return Amount	82	122.56	100.97
Net Income (Loss)	$ (438,875,000)	$ (187,925,000)	$ (149,079,000)
Company Selected Measure Amount	152,300,000	190,800,000	126,900,000
PEO Name	Mr. Paradise	Mr. Paradise	Mr. Paradise
Additional 402(v) Disclosure [Text Block]
All information provided above under the “Pay Versus Performance Disclosures” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue After Engagement Marketing
Non-GAAP Measure Description [Text Block]
(6)
Revenue After Engagement Marketing is a non-GAAP financial performance metric determined by taking consolidated revenue and adjusting for engagement marketing expenses included in sales and marketing expenses. Accordingly, stockholders should not rely on this metric as an indicator of financial performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (94,484,623)	$ (228,216,024)	$ 243,108,677
PEO [Member] | Change in Actuarial Present Value Reported in the SCT for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Value Attributable to Covered Fiscal Year's Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Value Attributable to the Entire Prior Service Cost of Benefits Granted (or Credit for Benefits Reduced) in a Plan Amendment Made in the Covered Fiscal Year Attributable to Prior Service Periods [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Fair Value (as of Grant Date) Reported in the Stock Awards and Option Awards Columns in the SCT for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(25,875,000)	(70,776,870)	(98,986,052)
PEO [Member] | Fair Value (as of End of Year) of Equity Awards Granted During the Covered Fiscal Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,680,688	30,852,000	291,027,819
PEO [Member] | Fair Value (as of Vesting Date) of Equity Awards Granted During the Covered Fiscal Year that Vest During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value from the Prior Year-End to the Covered Fiscal Year-End for Equity Awards Granted in Prior Fiscal Years that Remain Outstanding and Unvested at the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(35,950,016)	(170,748,816)	38,126,992
PEO [Member] | Change in Fair Value from the Prior Year-End to the Vesting Date for Equity Awards Granted in Prior Fiscal Years that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,488,295)	(17,542,338)	12,939,918
PEO [Member] | Fair Value (as of End of Prior Year) for Equity Awards Granted in Prior Fiscal Years that were Forfeited During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(30,852,000)	0	0
PEO [Member] | Incremental Fair Value (as of Modification Date) of Equity Awards Modified During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards During Covered Fiscal Year Prior to Vesting Date of Award that are not Otherwise Included in the Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,551,266)	(29,495,700)	38,363,934
Non-PEO NEO [Member] | Change in Actuarial Present Value Reported in the SCT for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Value Attributable to Covered Fiscal Year's Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Value Attributable to the Entire Prior Service Cost of Benefits Granted (or Credit for Benefits Reduced) in a Plan Amendment Made in the Covered Fiscal Year Attributable to Prior Service Periods [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair Value (as of Grant Date) Reported in the Stock Awards and Option Awards Columns in the SCT for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,583,100)	(9,680,536)	(22,429,603)
Non-PEO NEO [Member] | Fair Value (as of End of Year) of Equity Awards Granted During the Covered Fiscal Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,212,551	4,604,258	53,866,189
Non-PEO NEO [Member] | Fair Value (as of Vesting Date) of Equity Awards Granted During the Covered Fiscal Year that Vest During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	138,192	0	0
Non-PEO NEO [Member] | Change in Fair Value from the Prior Year-End to the Covered Fiscal Year-End for Equity Awards Granted in Prior Fiscal Years that Remain Outstanding and Unvested at the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,713,869)	(5,649,706)	5,317,787
Non-PEO NEO [Member] | Change in Fair Value from the Prior Year-End to the Vesting Date for Equity Awards Granted in Prior Fiscal Years that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,163,553)	(2,218,885)	1,609,561
Non-PEO NEO [Member] | Fair Value (as of End of Prior Year) for Equity Awards Granted in Prior Fiscal Years that were Forfeited During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,441,487)	(16,550,831)	0
Non-PEO NEO [Member] | Incremental Fair Value (as of Modification Date) of Equity Awards Modified During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards During Covered Fiscal Year Prior to Vesting Date of Award that are not Otherwise Included in the Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0